Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Summary of cash and cash equivalents

	December 31, 2023	December 31, 2024
	RMB	RMB
Cash and cash equivalents:
RMB	405,467	252,924
US$	81,253	169,049
Others	8,245	19,885
Total cash and cash equivalents	494,965	441,858